Other Accounts Receivable	12 Months Ended
Dec. 31, 2017
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Other Accounts Receivable
10)	OTHER ACCOUNTS RECEIVABLE

As of December 31, 2017 and 2016, consolidated other accounts receivable consisted of:

		2017	2016
Non-trade accounts receivable[1]	Ps	1,918	2,527
Interest and notes receivable[2]		1,125	1,286
Current portion of valuation of derivative financial instruments		1,056	236
Loans to employees and others		233	188
Refundable taxes		638	1,001

	Ps	4,970	5,238

1	Non-trade accounts receivable are mainly attributable to the sale of assets.
2	Includes Ps27 in 2016, representing the short-term portion of a restricted investment related to coupon payments under CEMEX’s perpetual debentures (note 20.4). In addition, in 2016, includes CEMEX Colombia’s beneficial interest in a trust oriented to promote housing projects, which its only asset is land in the municipality of Zipaquira, Colombia and its only liability is a bank credit for Ps148, guaranteed by CEMEX Colombia, obtained to purchase the land. The estimated fair value of the land as determined by external appraiser significantly exceeds the amount of the loan.